Revenue from services provided to customers (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line it em
in the consolidated statements of income for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Commissions	¥376,897	¥332,344	¥279,857
Fees from investment banking	108,681	149,603	113,208
Asset management and portfolio service fees	230,047	269,985	271,684
Other revenue	44,235	38,863	43,190

Total	¥759,860	¥790,795	¥707,939

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions
represent revenue principally from trade execution, clearing services and distribution of fund units provided by the Wholesale and Retail Divisions generated approximately equally across the divisions. The following table shows a breakdown of
Commissions
for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Brokerage commissions	¥262,286	¥236,353	¥190,778
Commissions for distribution of investment trust	68,794	43,695	30,268
Other commissions	45,817	52,296	58,811

Total	¥376,897	¥332,344	¥279,857

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of
Fees from investment banking
for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Equity underwriting and distribution fees	¥30,647	¥33,113	¥18,862
Debt underwriting and distribution fees	23,120	29,812	21,145
Financial advisory fees	37,760	64,240	53,946
Other fees	17,154	22,438	19,255

Total	¥108,681	¥149,603	¥113,208

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the years ended March 31, 2021, 2022 and 2023.

	Millions of yen
	Year ended March 31
	2021	2022	2023
Asset management fees	¥150,218	¥171,056	¥171,327
Administration fees	63,215	79,572	76,157
Custodial fees	16,614	19,357	24,200

Total	¥230,047	¥269,985	¥271,684

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2022 and 2023 was not significant.

	Millions of yen
	March 31, 2022	March 31, 2023
Customer contract receivables	¥88,621	¥85,100
Contract liabilities (1)	3,834	5,226

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.